Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Tax identification number	41-0255900
Plan number	004
Current Value	$ 12,581,841,596
Participant loan, current value	144,627,955
Total Assets	$ 12,726,469,551
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.00%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,540,814
Corporate stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 782,829,631
Number of shares held (in shares)	14,670,720	15,721,674
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 214,188,185
Collective investment funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,073,941,990
Synthetic guaranteed investment contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	509,340,976
Investment, Identifier [Axis]: American General Life Insurance Company | Wrapper contract number 1650008, 3.61%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,743,366
Interest rate	3.61%
Investment, Identifier [Axis]: Collective investment funds | Short-Term Investment Fund II | Short-Term Investment Fund II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,190,995
Number of shares held (in shares)	19,512,111
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Developed Markets Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 994,184,998
Number of shares held (in shares)	6,287,932
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Institutional 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,307,494,567
Number of shares held (in shares)	11,125,856
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Institutional Extended
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 882,215,630
Number of shares held (in shares)	4,209,647
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Institutional Total Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 549,447,426
Number of shares held (in shares)	4,702,160
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Income Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 55,118,920
Number of shares held (in shares)	427,047
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 141,237,528
Number of shares held (in shares)	1,059,467
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 466,768,532
Number of shares held (in shares)	3,323,615
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 772,167,265
Number of shares held (in shares)	5,305,533
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 877,817,020
Number of shares held (in shares)	5,854,846
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 805,646,665
Number of shares held (in shares)	5,219,271
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 878,001,126
Number of shares held (in shares)	5,532,807
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 674,827,001
Number of shares held (in shares)	4,149,972
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 381,752,212
Number of shares held (in shares)	2,346,934
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 186,278,748
Number of shares held (in shares)	1,145,344
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 63,063,106
Number of shares held (in shares)	387,842
Investment, Identifier [Axis]: Collective investment funds | Vanguard | Target Retirement Trust Select 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 18,730,251
Number of shares held (in shares)	117,145
Investment, Identifier [Axis]: Corporate stocks | U.S. Bancorp | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 782,829,631
Number of shares held (in shares)	14,670,720
Investment, Identifier [Axis]: Metropolitan Tower Life Ins. Co. | Wrapper contract number 38186, 3.62%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,618,351
Interest rate	3.62%
Investment, Identifier [Axis]: Mutual funds | First American Funds, Inc. | Government Obligations Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,540,814
Number of shares held (in shares)	1,540,814
Investment, Identifier [Axis]: Prudential Life Insurance Company | Wrapper contract number GA-62309, 3.61%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,031,305
Interest rate	3.61%
Investment, Identifier [Axis]: Self-directed brokerage accounts | BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 214,188,185
Number of shares held (in shares)	214,188,185
Investment, Identifier [Axis]: Synthetic GICs | Wells Fargo Bank, N.A. | Fixed Income Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 195,678,076
Number of shares held (in shares)	11,112,453
Investment, Identifier [Axis]: Synthetic GICs | Wells Fargo Bank, N.A. | Fixed Income Fund L
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 302,680,433
Number of shares held (in shares)	19,433,486
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Co | Wrapper contract number 60305, 3.65%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,589,445
Interest rate	3.65%